Trade and Other Receivables (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Trade and Other Receivables (Details) [Line Items]
Trade receivable	$ 10,795
Trade Receivable [Member]
Trade and Other Receivables (Details) [Line Items]
Allowance for doubtful accounts	$ 5,361	$ 17,065